Loss Per Share - Schedule of Compute Basic and Diluted Loss Per Share (Details) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (963,308)	$ (271,787)	$ (109,462)	$ (125,026)	$ (1,235,095)	$ (234,488)	$ (712,441)	$ 600,735
Weighted average common shares outstanding	394,105		381,051		390,126	380,365	382,233	379,301
Basic net loss per share							$ (1.86)	$ (1.86)
Diluted net loss per share							$ (1.58)	$ (1.58)